CASH AND CASH EQUIVALENTS (Details) - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and banks	R$ 6,596,510,000	R$ 6,561,558,000
Cash equivalents
Cash and cash equivalents	R$ 9,018,818,000	8,345,871,000	R$ 9,505,951,000	R$ 13,590,776,000
Fixed | Cash and banks
Cash equivalents
Average yield p.a. %	4.62%
Domestic (Brazil)
Cash equivalents
Fixed-term deposits	R$ 2,422,308,000	R$ 1,784,313,000
Domestic (Brazil) | CDI | Fixed-term deposits
Cash equivalents
Percentage of basis used to calculate interest rate	100.96%